Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2015
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2015	—	$—	—	$—
Granted	240,000	1,325	610,000	3,367
Unvested on December 31, 2015	240,000	$1,325	610,000	$3,367